Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 874	$ 2,368
Trade and other receivables	1,457	1,392
Other financial assets - current	98	188
Other financial assets - non-current	83	135
Current indebtedness	(1,644)	(1,111)
Trade payables	(307)	(311)
Accruals	(1,477)	(1,517)
Other financial liabilities - current	(129)	(102)
Long-term indebtedness	(5,382)	(6,278)
Other financial liabilities - non-current	(279)	(340)
Total	(6,706)	(5,576)
Other other financial liabilities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current indebtedness	(1,644)	(1,111)
Trade payables	(307)	(311)
Accruals	(1,477)	(1,517)
Other financial liabilities - current	(80)	(68)
Long-term indebtedness	(5,382)	(6,278)
Other financial liabilities - non-current	(2)	(1)
Total	(8,892)	(9,286)
Cash trade and other receivables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	874	2,368
Trade and other receivables	1,457	1,392
Other financial assets - current	78	67
Other financial assets - non-current	49	53
Total	2,458	3,880
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - current	20	121
Other financial assets - non-current	1	47
Other financial liabilities - current	(49)	(34)
Other financial liabilities - non-current	(31)	(12)
Total	(59)	122
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial liabilities - non-current	(246)	(327)
Total	(246)	(327)
Available for sale [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current	33	35
Total	$ 33	$ 35